STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-based payment arrangements [Abstract]
Schedule of DSU and RSU activity	DSU and RSU Activity (Number of Units in Thousands)

	DSUs	Fair value	RSUs	Fair value
At January 1, 2024	1,011	$18.3	2,855	$34.0
Settled for cash	(384)	(6.7)	(1,665)	(31.3)
Granted	145	2.5	2,395	37.6
Credits for dividends	—	—	101	1.7
Change in value	—	(2.1)	—	(2.7)
At December 31, 2024	772	$12.0	3,686	$39.3
Settled for cash	(205)	(7.1)	(2,121)	(45.6)
Granted	82	2.1	2,183	98.2
Credits for dividends	—	—	75	1.9
Change in value	—	21.4	—	25.7
At December 31, 2025	649	$28.4	3,823	$119.5